Taxes on Income (Details) $ in Thousands, ₪ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Taxes on Income (Details) [Line Items]
Description of reduction corporate tax rate	The Act reduces the corporate tax rate to 21 percent from 35 percent, among other things.
Tax penalties		$ 60
Tax penalties including interest		$ 73
Commencing tax rates periods		10 years
Carry forward tax losses		$ 78,000	$ 67,000		₪ 270	₪ 252
Israeli Corporate Tax [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate		23.00%	23.00%	24.00%
ScoutCam Inc. [Member]
Taxes on Income (Details) [Line Items]
Carry forward tax losses		$ 1,500			₪ 5